As filed with the SEC on August 29, 2012.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02273

TRANSAMERICA INCOME SHARES, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2012 – June 30, 2012

Item 1. Schedule of Investments.

The unaudited Schedule of Investments of Registrant as of June 30, 2012 is attached.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 3.0%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	$964	$1,338
U.S. Treasury Note
1.75%, 05/15/2022 ^	1,385	1,396
2.00%, 02/15/2022	1,430	1,479

Total U.S. Government Obligations (cost $3,815)		4,213

U.S. GOVERNMENT AGENCY OBLIGATION - 0.3%
Freddie Mac, IO
5.00%, 08/01/2035	2,679	367
Total U.S. Government Agency Obligation (cost $725)

FOREIGN GOVERNMENT OBLIGATIONS - 3.5%
Canada Housing Trust No. 1
3.15%, 06/15/2015 - 144A	CAD1,500	1,551
Mexican Bonos
7.00%, 06/19/2014	MXN12,000	939
7.25%, 12/15/2016	14,000	1,149
Republic of Chile
5.50%, 08/05/2020	CLP576,000	1,223

Total Foreign Government Obligations (cost $4,598)		4,862

MORTGAGE-BACKED SECURITIES - 10.5%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	$345	351
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	1,050	1,078
American Tower Trust
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A	1,065	1,115
BCAP LLC Trust
Series 2009-RR3, Class 2A1
4.90%, 05/26/2037 - 144A *	137	138
Series 2009-RR6, Class 2A1
4.61%, 08/26/2035 - 144A *	728	649
Series 2009-RR10, Class 2A1
2.81%, 08/26/2035 - 144A *	541	524
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A *	611	631
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *	655	676
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	580	598
Series 2006-OC1, Class 2A3A
0.57%, 03/25/2036 *	1,500	624
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A *	434	430
Impac CMB Trust
Series 2007-A, Class A
0.50%, 05/25/2037 *	793	679
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
5.92%, 12/26/2037 - 144A *	343	342
Series 2009-R7, Class 1A1
4.94%, 02/26/2036 - 144A *	570	544
Series 2009-R7, Class 4A1
2.65%, 09/26/2034 - 144A *	529	495

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	$259	$267
Series 2009-R7, Class 12A1
5.11%, 08/26/2036 - 144A *	286	282
Series 2009-R9, Class 1A1
2.50%, 08/26/2046 - 144A *	530	523
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class ASB
6.01%, 06/15/2049 *	624	673
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.44%, 01/27/2047 - 144A *	410	418
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	519	545
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.98%, 08/15/2045 - 144A *	950	1,077
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	693	729
RREF 2012 LT1 LLC
Series 2012-LT1A, Class A
4.75%, 02/15/2025 - 144A	545	547
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	410	412
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	167	168
Series 2003-L, Class 1A2
4.49%, 11/25/2033 *	137	136

Total Mortgage-Backed Securities (cost $14,315)		14,651

ASSET-BACKED SECURITIES - 3.0%
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.53%, 09/25/2036 *	2,000	721
GSAA Trust
Series 2006-1, Class A3
0.58%, 01/25/2036 *	1,262	704
GSAMP Trust
Series 2006-HE1, Class A2D
0.56%, 01/25/2036 *	1,230	742
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.48%, 03/20/2036 *	804	692
Lehman XS Trust
Series 2005-8, Class 1A3
0.60%, 12/25/2035 *	1,405	601
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.57%, 02/25/2036 *	889	767

Total Asset-Backed Securities (cost $4,292)		4,227

The notes are an integral part of this report.
Transamerica Income Shares, Inc.	June 30, 2012 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MUNICIPAL GOVERNMENT OBLIGATIONS - 1.5%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 § Δ	$835	$910
State of California
7.95%, 03/01/2036	1,035	1,245

Total Municipal Government Obligations (cost $1,871)		2,155

PREFERRED CORPORATE DEBT SECURITIES - 2.1%
Diversified Financial Services - 2.1%
JPMorgan Chase Capital XXV - Series Y
6.80%, 10/01/2037	1,000	1,000
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A *	1,930	1,930

Total Preferred Corporate Debt Securities (cost $2,625)		2,930

CORPORATE DEBT SECURITIES - 71.4%
Airlines - 1.6%
America West Airlines Pass-Through Trust
Series 2000-1, Class G
8.06%, 07/02/2020 ^	$628	666
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015	437	441
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	946	1,081
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL1,200	660
Beverages & More, Inc.
9.63%, 10/01/2014 - 144A	$365	380
Capital Markets - 0.8%
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A	705	702
Morgan Stanley
5.75%, 01/25/2021 ^	400	394
Chemicals - 0.2%
Ecolab, Inc.
4.35%, 12/08/2021	260	288
Commercial Banks - 8.2%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	1,212	1,430
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A	800	808
CIT Group, Inc.
4.75%, 02/15/2015 - 144A^	310	317
7.00%, 05/02/2016 - 144A^	1,010	1,013
Lloyds TSB Bank PLC
4.20%, 03/28/2017 ^	690	712
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017	1,000	1,078
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž	1,095	1,378
Regions Bank
7.50%, 05/15/2018	1,465	1,647
Wells Fargo & Co. - Series K
7.98%, 03/15/2018 * Ž ^	1,440	1,580
Zions Bancorporation
7.75%, 09/23/2014	1,400	1,518
Commercial Services & Supplies - 2.8%
EnergySolutions, Inc. / EnergySolutions LLC
10.75%, 08/15/2018	650	543

	Principal (000’s)	Value (000’s)
Commercial Services & Supplies (continued)
International Lease Finance Corp.
6.25%, 05/15/2019 ^	$1,440	$1,467
KAR Auction Services, Inc.
4.47%, 05/01/2014 *	1,035	1,032
Steelcase, Inc.
6.38%, 02/15/2021 ^	800	848
Construction Materials - 1.0%
Cemex Finance LLC
9.50%, 12/14/2016 - 144A^	700	682
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A	600	653
Consumer Finance - 0.4%
Springleaf Finance Corp.
6.90%, 12/15/2017	720	575
Containers & Packaging - 0.8%
Graphic Packaging International, Inc.
9.50%, 06/15/2017 ^	865	952
Sealed Air Corp.
8.13%, 09/15/2019 - 144A	105	117
Distributors - 1.5%
Edgen Murray Corp.
12.25%, 01/15/2015 ^	495	493
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	1,500	1,576
Diversified Financial Services - 9.4%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A	1,500	1,530
Bank of America Corp.
6.50%, 08/01/2016	1,070	1,175
Fibria Overseas Finance, Ltd.
6.75%, 03/03/2021 - 144A	755	753
Ford Motor Credit Co., LLC
3.88%, 01/15/2015	420	433
General Electric Capital Corp.
7.13%, 06/15/2022 * Ž	700	740
International Lease Finance Corp.
6.50%, 09/01/2014 - 144A	1,375	1,451
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A	1,000	969
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^	1,145	1,111
9.88%, 08/15/2018 ^	35	33
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,110	1,193
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A	88	88
Stone Street Trust
5.90%, 12/15/2015 - 144A	1,400	1,432
TNK-BP Finance SA
6.25%, 02/02/2015 - 144A	650	683
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	1,515	1,756
Diversified Telecommunication Services - 1.8%
CenturyLink, Inc.
5.80%, 03/15/2022	710	707
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	1,305	1,360
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	200	213
7.63%, 06/15/2021	70	76

The notes are an integral part of this report.
Transamerica Income Shares, Inc.	June 30, 2012 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Telecommunication Services (continued)
West Corp.
7.88%, 01/15/2019	$180	$188
Electric Utilities - 0.9%
Intergen NV
9.00%, 06/30/2017 - 144A	1,225	1,201
Electrical Equipment - 2.0%
Anixter, Inc.
5.95%, 03/01/2015 ^	1,200	1,248
Polypore International, Inc.
7.50%, 11/15/2017 ^	1,440	1,528
Energy Equipment & Services - 1.8%
Enterprise Products Operating LLC - Series A
8.38%, 08/01/2066 *	600	650
Transocean, Inc.
6.38%, 12/15/2021 ^	1,065	1,219
Weatherford International, Ltd.
9.63%, 03/01/2019	545	710
Food & Staples Retailing - 1.9%
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A	691	724
Ingles Markets, Inc.
8.88%, 05/15/2017	1,055	1,149
Stater Bros Holdings, Inc.
7.38%, 11/15/2018	35	38
SUPERVALU, Inc.
7.50%, 11/15/2014 ^	680	690
Food Products - 1.3%
Arcor SAIC
7.25%, 11/09/2017 - 144A	715	722
Michael Foods Group, Inc.
9.75%, 07/15/2018 ^	720	791
Post Holdings, Inc.
7.38%, 02/15/2022 - 144A^	350	369
Health Care Providers & Services - 0.9%
CHS/Community Health Systems, Inc.
8.88%, 07/15/2015	541	555
Express Scripts Holding Co.
4.75%, 11/15/2021 - 144A	660	731
Hotels, Restaurants & Leisure - 0.6%
MGM Resorts International
6.75%, 09/01/2012 ^	900	902
Household Products - 0.4%
Reynolds Group Issuer, Inc.
9.88%, 08/15/2019 - 144A^	600	623
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.
7.63%, 05/15/2019 ^	360	365
7.88%, 05/15/2021	720	727
Insurance - 5.1%
American Financial Group, Inc.
9.88%, 06/15/2019	920	1,155
Chubb Corp.
6.38%, 03/29/2067 *	879	908
Fidelity National Financial, Inc.
6.60%, 05/15/2017	1,495	1,615
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	865	946
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 - 144A^	415	412
Oil Insurance, Ltd.
3.44%, 08/06/2012 - 144A * Ž	675	586

	Principal (000’s)	Value (000’s)
Insurance (continued)
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 *	$1,640	$1,515
IT Services - 0.9%
Cardtronics, Inc.
8.25%, 09/01/2018	1,110	1,221
Machinery - 0.8%
American Railcar Industries, Inc.
7.50%, 03/01/2014	1,145	1,159
Marine - 0.7%
Martin Midstream Partners LP
8.88%, 04/01/2018	963	973
Media - 1.6%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020 - 144A	695	677
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 - 144A	775	850
WMG Acquisition Corp.
9.50%, 06/15/2016 - 144A	715	779
Metals & Mining - 2.9%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	1,165	1,543
ArcelorMittal
6.25%, 02/25/2022 ^	1,035	1,014
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015 - 144A^	90	92
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	700	957
Xstrata Finance Canada, Ltd.
4.95%, 11/15/2021 - 144A	460	475
Multi-Utilities - 1.1%
Black Hills Corp.
5.88%, 07/15/2020	700	793
9.00%, 05/15/2014	640	706
Oil, Gas & Consumable Fuels - 7.1%
Chesapeake Energy Corp.
6.50%, 08/15/2017	675	672
6.78%, 03/15/2019 ^	700	683
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A	490	417
Energy Transfer Equity, LP
7.50%, 10/15/2020	180	198
Energy Transfer Partners, LP
5.20%, 02/01/2022	570	610
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	940	1,029
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A	695	681
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	880	944
PDC Energy, Inc.
12.00%, 02/15/2018	400	428
Petrobras International Finance Co.
5.38%, 01/27/2021	560	604
Petrohawk Energy Corp.
7.25%, 08/15/2018	1,200	1,348
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	571	700
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	1,385	1,657

The notes are an integral part of this report.
Transamerica Income Shares, Inc.	June 30, 2012 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Paper & Forest Products - 1.3%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A Ω	$1,358	$1,147
Exopack Holding Corp.
10.00%, 06/01/2018	720	722
Professional Services - 0.5%
Block Financial LLC
5.13%, 10/30/2014 ^	700	722
Real Estate Investment Trusts - 2.1%
Entertainment Properties Trust
7.75%, 07/15/2020	1,285	1,413
Kilroy Realty, LP
6.63%, 06/01/2020	1,320	1,504
Real Estate Management & Development - 0.3%
Weyerhaeuser Real Estate Co.
6.12%, 09/17/2012 - 144A	350	352
Semiconductors & Semiconductor Equipment - 0.2%
Sensata Technologies BV
6.50%, 05/15/2019 - 144A^	325	336
Software - 0.3%
First Data Corp.
7.38%, 06/15/2019 - 144A	370	377
Specialty Retail - 1.0%
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A	160	162
Michaels Stores, Inc.
11.38%, 11/01/2016 ^	1,100	1,169
Tobacco - 0.7%
Lorillard Tobacco Co.
8.13%, 06/23/2019	830	1,030
Wireless Telecommunication Services - 4.9%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	965	1,048
6.11%, 01/15/2020 - 144A	1,065	1,233
Nextel Communications, Inc. - Series D
7.38%, 08/01/2015 ^	1,300	1,302
SBA Tower Trust
5.10%, 04/17/2017 - 144A	1,350	1,478
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A	245	274
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site Non
6.83%, 11/15/2015 - 144A	1,430	1,494

Total Corporate Debt Securities (cost $93,370)		99,974

	Principal (000’s)	Value (000’s)
CONVERTIBLE BOND - 0.4%
Automobiles - 0.4%
Ford Motor Co.
4.25%, 11/15/2016	$430	$598
Total Convertible Bond (cost $430)

	Shares	Value (000’s)
PREFERRED STOCKS - 1.8%
Commercial Banks - 0.4%
BB&T Capital Trust VI, 9.60%	21,125	539
Consumer Finance - 0.7%
Ally Financial, Inc., 8.50% *	44,800	1,029
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp., 9.08% - 144A	852	1,000

Total Preferred Stocks (cost $2,486)		2,568

SECURITIES LENDING COLLATERAL - 13.4%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.19% ▲	18,812,704	18,813
Total Securities Lending Collateral (cost $18,813)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co.
0.03% ▲, dated 06/29/2012, to be repurchased at $2,534 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $2,587.	$2,534	2,534
Total Repurchase Agreement (cost $2,534)

Total Investment Securities (cost $149,874) P		157,892
Other Assets and Liabilities - Net		(17,794)

Net Assets		$140,098

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $18,430.
*	Floating or variable rate note. Rate is listed as of 06/29/2012.
Ω	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
§	Illiquid. Total aggregate fair value of illiquid securities is $910, or 0.65% of the fund’s net assets.
Ž	The security has a perpetual maturity. The date shown is the next call date.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $149,874. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,371 and $1,353, respectively. Net unrealized appreciation for tax purposes is $8,018.
Δ	Restricted. At 06/30/2012, the fund owned the security below (representing 0.65% of the fund’s net assets), which was restricted as to public resale:

Description	Date of Acquisition	Principal	Cost	Fair Value	Price*
Rhode Island Economic Development Corp.	10/25/2010	$835	$835	$910	$108.94

*Amount	not in thousands.

The notes are an integral part of this report.
Transamerica Income Shares, Inc.	June 30, 2012 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
MXN	Mexican Peso

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2012, these securities aggregated $59,638, or 42.57% of the fund’s net assets.

IO	Interest Only

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Asset-Backed Securities	$—	$4,227	$—	$4,227
Convertible Bond	—	598	—	598
Corporate Debt Securities	—	99,974	—	99,974
Foreign Government Obligations	—	4,862	—	4,862
Mortgage-Backed Securities	—	14,651	—	14,651
Municipal Government Obligations	—	2,155	—	2,155
Preferred Corporate Debt Securities	—	2,930	—	2,930
Preferred Stocks	2,568	—	—	2,568
Repurchase Agreement	—	2,534	—	2,534
Securities Lending Collateral	18,813	—	—	18,813
U.S. Government Agency Obligation	—	367	—	367
U.S. Government Obligations	—	4,213	—	4,213
Total	$21,381	$136,511	$—	$157,892

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the Notes to the Schedule of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Income Shares, Inc.	June 30, 2012 Form N-Q

Transamerica Income Shares, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2012 are listed in the Schedule of Investments.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at June 30, 2012 are listed in the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).

The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments.

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-advisor, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Income Shares, Inc.	June 30, 2012 Form N-Q

Transamerica Income Shares, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTE 2. (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Transamerica Income Shares, Inc.	June 30, 2012 Form N-Q

Transamerica Income Shares, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTE 2. (continued)

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Fund’s Board of Directors. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Directors, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund uses fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2012 is disclosed in the Valuation Summary of the Fund’s Schedule of Investments.

Transamerica Income Shares, Inc.	June 30, 2012 Form N-Q

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ Thomas A. Swank
Chief Executive Officer
Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Chief Executive Officer

Date:	August 28, 2012

By:	/s/ Elizabeth Strouse
Principal Financial Officer

Date:	August 28, 2012